EMPLOYEE AND DIRECTOR BENEFIT PLANS (Details 3) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Non-vested options at Beginning Balance	36,581
Non-vested options, Granted	6,500
Non-vested options, Vested	57,700
Non-vested options, Expired	(12,564)
Non-vested options, Forfeited	(63,978)
Non-vested options at Ending Balance	24,239
Non-vested, Weighted-Average Grant Date Fair Value at Beginning Balance	$ 2.64
Non-vested granted, Weighted-Average Grant Date Fair Value	$ 3.40
Non-vested vested, Weighted-Average Grant Date Fair Value	$ 5.44
Non-vested Expired, Weighted-Average Grant Date Fair Value	$ 5.97
Non-vested forfeited, Weighted-Average Grant Date Fair Value	$ 8.06
Non-vested Vested, Weighted-Average Grant Date Fair Value at Ending Balance	$ 2.81